Discontinued Operations - Schedule of Cost of Service and Amortization of Intangible Assets (Details) - Social Proxy [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Cost of Service and Amortization of Intangible Assets [Line Items]
Cost of service	$ 448
Sales and Marketing expenses	487
Sales and Marketing Expenses [Member]
Schedule of Cost of Service and Amortization of Intangible Assets [Line Items]
Cost of service	314
Sales and Marketing expenses	456
Sales and Marketing Expenses [Member]
Schedule of Cost of Service and Amortization of Intangible Assets [Line Items]
Cost of service	134
Sales and Marketing expenses	$ 31